OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

17.    OTHER LONG-TERM LIABILITIES

As of December 31, 2022 and 2023, other long-term liabilities of RMB124,504,589 and RMB111,711,750 (USD15,734,271), respectively, are mainly comprised of deposits from franchisees.